Condensed Statement Of Changes In Shareholder's Equity (Parenthetical)	11 Months Ended
Dec. 31, 2020 USD ($) shares
Net of underwriting discounts and offering costs | shares	72,450,000
Sale of 11,326,667 Private Placement Warrants	$ 16,990,000
Class B ordinary shares
Sale of 11,326,667 Private Placement Warrants	$ 11,326,667